NOTES PAYABLE (Details Narrative) - USD ($)							12 Months Ended
	Feb. 29, 2024	Feb. 29, 2024	Feb. 01, 2024	Dec. 16, 2023	May 27, 2023	May 27, 2022	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Debt maturity date description				the maturity date was extended to January 31, 2024	the maturity date was extended to December 16, 2023
Debt interest rate percentage					18.00%
Accrued interest				$ 18,000
Fee interest							$ 6,000	$ 200,000
Debt instrument periodic payment							224,189
Debt instrument principal payment							200,000
Debt instrument accrued interest							$ 18,189
Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt maturity date description			In January 2024, the note was extended to May 31, 2024
Accrued interest	$ 6,250	$ 6,250
Fee interest	$ 250	$ 250	$ 6,000
Promissory Note Exchange [Member]
Short-Term Debt [Line Items]
Proceeds from notes payable						$ 200,000
Short term debt terms						This note carries a 12% interest rate, interest payable monthly, and a six-month maturity